Atlas A&D Opportunity Fund III LLC ABS-15G

Exhibit 99.8

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
QualifyingTotalDebtIncomeRatio	24	218	11.01%
ARInitialInterestRate	0	102	0%
UnderwritingGuidelineName	1	216	0.46%
PropertyType	3	218	1.38%
MINNo	2	218	0.92%
B1FirstName	0	218	0%
ApplicationDate	8	218	3.67%
UnderwritingGuidelineLenderName	0	208	0%
MortgageOriginationChannel	1	214	0.47%
LoanAmount	1	218	0.46%
UnderwritingGuidelineVersionDate	36	208	17.31%
PrimaryAppraisedPropertyValue	3	218	1.38%
SalesPrice	0	162	0%
QualifyingLTV	5	218	2.29%
RefinanceType	10	72	13.89%
QualifyingCLTV	6	218	2.75%
PropertyZipCode	0	217	0%
QualifyingFICO	1	159	0.63%
LoanProgram	2	218	0.92%
B2FirstName	0	62	0%
LenderName	0	218	0%
LoanOriginationCompany	4	4	100%
PropertyCounty	0	217	0%
PropertyState	0	217	0%
LoanPurpose	0	218	0%
NoteDate	3	211	1.42%
B1LastName	1	218	0.46%
PropertyAddress	1	217	0.46%
FirstPaymentDate	11	218	5.05%
B2LastName	1	62	1.61%
OriginatorQMStatus	61	217	28.11%
InitialMonthlyPIOrIOPayment	4	218	1.83%
B1Citizen	1	218	0.46%
UnderwritingGuidelineVersion	0	218	0%
PropertyCity	0	217	0%
DSCR	5	217	2.3%
NumberofUnits	1	217	0.46%
AllBorrowerTotalIncome	4	217	1.84%
LoanID	0	94	0%